Segment Data - Schedule of reconciliation of total costs and expenses to Fee-based operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Total operating expenses	$ 8,207.3	$ 7,095.0	$ 6,511.1
Less: Gross contract costs	(2,271.8)	(1,627.3)	(1,406.0)
Fee-based operating expenses	$ 5,935.5	$ 5,467.7	$ 5,105.1